UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:             Carl C. Icahn, Individual
Address:          c/o Icahn Associates Corp.
                  767 Fifth Ave., 47TH Floor
                  New York, NY  10153

Form 13F File Number:  28-4333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward E. Mattner, Attorney-in-Fact for Carl C. Icahn
Title:   Individual
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner
Edward E. Mattner                   New York, New York                 8/15/05
[Signature]                          [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            5

Form 13F Information Table Entry Total:                      11

Form 13F Information Table Value Total:              $2,162,163
                                                    (thousands)


Confidential Treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager, and this information has been filed separately with the Commission.

List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No. Form 13F File Number Name

         01                  28-4690                   High River Limited
                                                       Partnership

         02                  28-4970                   High Coast Limited
                                                       Partnership

         03                  28-2662                   Barberry Corp.

         04                  28-4460                   Highcrest Investors Corp.

         05                  28-                       Gascon Partners





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



                           Form 13F Information Table
                      Name of Reporting Manager: Carl C. Icahn

Column 1:           Column 2:   Column 3:    Column 4:  Column 5:             Column 6:             Column 7:      Column 8:

NAME OF ISSUER      TITLE OF                 FAIR                                                                   VOTING
                    CLASS       CUSIP        MARKET                           INVESTMENT            OTHER           AUTHORITY
                                NUMBER       VALUE                            DISCRETION            MANAGERS        (SHARES)
                                             (000)      SHARES OR  SH/PRN    (a)  (b)      (c)
                                                        PRINCIPAL                 Shared-  Shared-
                                                        AMOUNT              Sole  Defined  Other                (a)   (b)        (c)
                                                                                                               Sole  Shared     None

AMERICAN REAL       DEPOSITRY   029169109   998,153  34,359,836    SH               X                  2             34,359,836
ESTATE PARTNR       UNIT

AMERICAN REAL       DEPOSITRY   029169109   160,850   5,537,000    SH               X                  3              5,537,000
ESTATE PARTNR       UNIT

AMERICAN REAL       DEPOSITRY   029169109   100,298   3,452,586    SH               X                  4              3,452,586
ESTATE PARTNR       UNIT

AMERICAN REAL       DEPOSITRY   029169109   345,467  11,892,167    SH               X                  5             11,892,167
ESTATE PARTNR       UNIT

AMERICAN REAL       DEPOSITRY   029169109    12,021     413,793    SH               X                                   413,793
ESTATE PARTNR       UNIT

BLOCKBUSTER INC     CL A        093679108    12,757   1,398,820    SH               X                  1              1,398,820

BLOCKBUSTER INC     CL A        093679108     8,190     898,000    SH               X                                   898,000

BLOCKBUSTER INC     CL B        093679207     6,627     772,320    SH               X                  1                772,320

BLOCKBUSTER INC     CL B        093679207     2,925     340,906    SH               X                                   340,906

MYLAN LABS INC      COM         628530107   505,847  26,291,400    SH               X                  1             26,291,400

NEW VY CORP         COM         649080504     9,028   1,262,686    SH               X                                 1,262,686


                                TOTAL     2,162,163


Confidential treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission.